REVENUES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Generated Electricity Government Subsidy [Member] CNY	Dec. 31, 2012 Generated Electricity Government Subsidy [Member] CNY	Dec. 31, 2013 Electricity From Solar Projects [Member] CNY
Operating Revenue By Product Type [Line Items]
Revenues	$ 1,169,340,819	7,078,838,515	4,794,768,449	7,384,951,444	52,700,759	2,125,076	21,893,902